Item 1. Report to Shareholders

T. Rowe Price GNMA Fund
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November 30, 2003

Certified Semiannual Report

     This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

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T. Rowe Price GNMA Fund
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Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                    6 Months      Year
                       Ended     Ended
                    11/30/03   5/31/03   5/31/02   5/31/01   5/31/00   5/31/99
--------------------------------------------------------------------------------

NET ASSET VALUE
Beginning of period  $  9.89   $  9.61   $  9.40   $  8.92   $  9.33   $  9.57
Investment activities
  Net investment
   income (loss)        0.15      0.37      0.52      0.59      0.60      0.61
  Net realized and
  unrealized gain
  (loss)               (0.15)     0.30      0.21      0.48     (0.41)    (0.24)
  Total from
  investment
  activities               -      0.67      0.73      1.07      0.19      0.37
Distributions
  Net investment
  income               (0.20)    (0.39)    (0.52)    (0.59)    (0.60)    (0.61)
NET ASSET VALUE
End of period        $  9.69   $  9.89   $  9.61   $  9.40   $  8.92   $  9.33
                     -----------------------------------------------------------

Ratios/Supplemental
Data
Total return^          (0.02)%    7.07%     7.95%     12.31%    2.13%     3.88%
Ratio of total
expenses to
average net assets      0.70%!    0.70%     0.69%     0.70%     0.71%     0.71%
Ratio of net
investment income
(loss) to average
net assets              3.03%!    3.68%     5.33%     6.39%     6.61%     6.36%
Portfolio turnover
rate                   303.4%!   385.8%    145.2%     71.2%     63.8%     86.7%
Net assets,
end of period
(in millions)        $  1,355  $  1,466  $  1,223  $  1,043  $  1,052  $ 1,111

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
!    Annualized

The accompanying notes are an integral part of these financial statements.


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T. Rowe Price GNMA Fund
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Certified Semiannual Report (Unaudited)                       November 30, 2003

PORTFOLIO OF INVESTMENTS                             Par/Shares          Value
--------------------------------------------------------------------------------
                                                              In thousands

U.S. GOVERNMENT & AGENCY MORTGAGE-
BACKED SECURITIES  99.3%

U.S. Government Obligations  99.3%
Government National Mortgage Assn.
          5.00%, 3/15/18 - 10/20/33               $   221,529     $    219,332

          5.50%, 7/15/14 - 3/15/33                    136,949          141,135

          6.00%, 11/15/08 - 3/20/33                   135,156          141,905

          6.50%, 12/15/14 - 3/15/33                    97,796          103,412

          6.73%, 5/15/40                               19,479           21,502

          6.75%, 2/15/41                                9,865           10,204

          7.00%, 3/15/13 - 7/15/32                     98,646          105,051

          7.37%, 8/15/33                                9,326            9,902

          7.50%, 3/15/07 - 9/15/32                     49,001           52,659

          8.00%, 3/15/14 - 3/15/30                     28,080           30,303

          8.50%, 12/15/04 - 6/20/29                     5,440            5,979

          9.00%, 5/15/09 - 9/15/24                      2,530            2,817

          9.25%, 2/20/16 - 12/15/19                       405              453

          9.50%, 6/15/09 - 12/15/24                     1,570            1,734

          9.75%, 8/15/16 - 2/15/21                        439              493

          10.00%, 2/15/16 - 3/15/26                     5,600            6,278

          10.25%, 9/20/16                                  22               25

          10.50%, 2/15/13 - 10/15/21                      476              537

          10.75%, 2/15/16 - 1/15/18                       221              250

          11.00%, 2/15/10 - 9/20/20                       426              478

          11.50%, 4/15/10 - 7/15/20                       834              942

          12.00%, 10/15/10 - 7/15/15                      948            1,077

          12.25%, 1/20/14 - 7/20/15                        71               81

          12.50%, 4/15/10 - 1/20/16                       438              497

          12.75%, 10/20/13 - 12/20/14                      73               83

          13.00%, 1/15/11 - 9/20/15                       311              356

          13.50%, 5/15/10 - 1/15/15                       223              252
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     CMO
          2.212%, 10/16/17                        $     3,923     $      3,746

          5.00%, 8/16/28                               12,550           12,674

          5.064%, 9/16/26                              13,200           13,519

          5.50%, 2/20 - 10/20/30                       32,075           32,844

          6.00%, 2/20/28 - 5/20/29 ++                  48,969           50,489

          6.50%, 10/20/27 - 3/20/32                    30,082           30,982

     CMO, IO
          6/16/23 - 8/20/30                             8,519              317

     CMO, Principal Only, 3/16/28                       1,670            1,404

U.S. Department of Veteran Affairs

     CMO
          7.25%, 10/15/08                              10,545           10,690

          9.606%, 3/15/25                                 966            1,100
     TBA
          5.50%, 1/1/32 - 1/1/33                      125,625          126,702

          6.00%, 1/1/33                               196,580          203,323

Total U.S. Government & Agency Mortgage-
Backed Securities (Cost  $1,328,760)                                 1,345,527

U.S. GOVERNMENT & AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 0.5%

U.S. Treasury Obligations  0.5%
U.S. Treasury Inflation-Indexed Notes,
     1.875%, 7/15/13                                    6,806            6,729

Total U.S. Government & Agency Obligations
(Excluding Mortgage-Backed) (Cost  $6,785)                               6,729

Money Market Funds  24.2%
T. Rowe Price Government Reserve
     Investment Fund, 1.01% # !                       327,276          327,276

Total Money Market Funds (Cost  $327,276)                              327,276

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                                                                         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Total Investments in Securities
124.0% of Net Assets (Cost $1,662,821)                            $  1,679,532


Futures Contracts

                                       Contract         Unrealized
                     Expiration        Value            Gain (Loss)
                     ----------        ------------     -----------
                                               In thousands

Short, 436 U.S.
Treasury 5 year
contracts, $500,000
of Government
National Mortgage
Assn. 6.00%, Bonds
pledged as initial
margin              12/03              $   (48,682)     $        43

Net payments
(receipts)
of variation
margin to date                                                  161

Variation margin
receivable (payable)
on open futures
contracts                                                                 204

Other Assets
Less Liabilities                                                     (324,813)

NET ASSETS                                                     $    1,354,923
                                                               ---------------

      #  Seven-day yield
     ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at November 30, 2003
      !  Affiliated company - See Note 2
    CMO  Collateralized Mortgage Obligation
     IO Interest Only security for which the fund receives interest on notional principal (par)
    TBA  To Be Announced security was purchased on a forward commitment basis


The accompanying notes are an integral part of these financial statements.

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T. Rowe Price GNMA Fund
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Certified Semiannual Report (Unaudited)                       November 30, 2003

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
In thousands

Assets
  Investments in securities, at value
    Affiliated companies (cost $327,276)                          $    327,276

    Other companies (cost $ 1,335,545)                               1,352,256

  Total investments in securities                                    1,679,532

  Other assets                                                          36,135

  Total assets                                                       1,715,667

  Liabilities

  Payable for investment securities purchased                          358,690

  Other liabilities                                                      2,054

  Total liabilities                                                    360,744

  NET ASSETS                                                      $  1,354,923
                                                                  ------------

  Net Assets Consist of:
  Undistributed net investment income (loss)                      $    (11,598)

  Undistributed net realized gain (loss)                                11,954

  Net unrealized gain (loss)                                            16,754

  Paid-in-capital applicable to 139,767,023 shares of
  no par value shares of beneficial interest outstanding;
  unlimited number of shares authorized                              1,337,813

  NET ASSETS                                                      $  1,354,923
                                                                  ------------

  NET ASSET VALUE PER SHARE                                       $       9.69
                                                                  ------------

The accompanying notes are an integral part of these financial statements.


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T. Rowe Price GNMA Fund
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Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
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In thousands
                                                                    6 Months
                                                                       Ended
                                                                    11/30/03
Investment Income (Loss)
Income
  Interest                                                         $  24,697

  Dividend                                                             1,248

  Total income                                                        25,945

Expenses
  Investment management                                                3,261

  Shareholder servicing                                                1,247

  Custody and accounting                                                 235

  Registration                                                            57

  Prospectus and shareholder reports                                      42

  Legal and audit                                                         10

  Trustees                                                                 5

  Miscellaneous                                                            6

  Total expenses                                                       4,863

Net investment income (loss)                                          21,082

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                          (5,130)

  Futures                                                                 85

  Net realized gain (loss)                                            (5,045)

Change in net unrealized gain (loss)
  Securities                                                         (16,130)

  Futures                                                                 43

  Change in net unrealized gain (loss)                               (16,087)

Net realized and unrealized gain (loss)                              (21,132)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $     (50)
                                                                   ---------

The accompanying notes are an integral part of these financial statements.


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T. Rowe Price GNMA Fund
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Certified Semiannual Report (Unaudited)                       November 30, 2003

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands
                                                       6 Months          Year
                                                          Ended         Ended
                                                       11/30/03       5/31/03
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                      $    21,082    $   50,899

  Net realized gain (loss)                               (5,045)       39,455

  Change in net unrealized gain (loss)                  (16,087)          924

  Increase (decrease) in net assets from operations         (50)       91,278
Distributions to shareholders
  Net investment income                                 (28,236)      (55,051)

Capital share transactions *
  Shares sold                                            99,207       492,751

  Distributions reinvested                               24,914        48,335

  Shares redeemed                                      (207,246)     (333,836)

  Increase (decrease) in net assets from capital
  share transactions                                    (83,125)      207,250

Net Assets
Increase (decrease) during period                      (111,411)      243,477

Beginning of period                                   1,466,334     1,222,857

End of period                                       $ 1,354,923    $1,466,334
                                                    ----------------------------
*Share information
  Shares sold                                            10,173        50,166

  Distributions reinvested                                2,564         4,909

  Shares redeemed                                       (21,294)      (33,935)

  Increase (decrease) in shares outstanding              (8,557)       21,140

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price GNMA Fund
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Certified Semiannual Report (Unaudited)                       November 30, 2003

Notes To Financial Statements
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NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price GNMA Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on November 26, 1985. The fund seeks high current income consistent with maximum credit protection and moderate price fluctuation by investing exclusively in securities backed by the full faith and credit of the U.S. government and instruments linked to these securities.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

     Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

     Expenses Paid Indirectly
     Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Distributions to shareholders are recorded by the fund on the ex-dividend date.

     Dividends from mutual fund investments are reflected as dividend income; capital gain distributions from mutual fund investments are reflected as realized gain/loss. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Other assets and other liabilities respectively, and in Change in net unrealized gain or loss in the accompanying financial statements. In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts
     During the six months ended November 30, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

     Repurchase Agreements
     All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund's custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counter-party fails to perform in accordance with the terms of the agreement.

     Affiliated Companies
     The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At November 30, 2003, the fund's investment in the T. Rowe Price Government Reserve Investment Fund was its only affiliated holding and represented 19.5% of the value of the fund's investments in securities.

     Other
     Purchases and sales of U.S. government securities aggregated $2,116,692,000 and $2,236,430,000, respectively, for the six months ended November 30, 2003.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2003.

     For tax purposes, the fund has elected to treat net capital losses realized between November 1 and May 31 of each year as occurring on the first day of the following tax year; consequently, $651,000 of realized losses recognized for financial reporting purposes in the year ended May 31, 2003 were recognized for tax purposes on June 1, 2003.

     At November 30, 2003, the cost of investments for federal income tax purposes was $1,662,821,000. Net unrealized gain aggregated $16,754,000 at period-end, of which $25,651,000 related to appreciated investments and $8,897,000 related to depreciated investments.

NOTE 4- RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of

     $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At November 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $519,000.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $573,000 for the six months ended November 30, 2003, of which $100,000 was payable at period-end.

     The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended November 30, 2003, the fund was allocated $478,000 of Spectrum Funds' expenses, of which $447,000 related to services provided by Price and $75,000 was payable at period-end. At November 30, 2003, approximately 31% of the outstanding shares of the fund were held by the Spectrum Funds.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and the
     T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the six months ended November 30, 2003, dividend income from the Reserve Funds totaled $1,248,000.


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T. Rowe Price GNMA Fund
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Certified Semiannual Report (Unaudited)

INFORMATION ON PROXY VOTING
--------------------------------------------------------------------------------

     A description of the policies and procedures that the T. Rowe Price GNMA Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics will be filed as a required exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Not effective until registrant's next annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not effective until registrant's next annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR will be filed with the registrant's annual Form N-CSR.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price GNMA Fund

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     January 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     January 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     January 16, 2004